Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,387,974.56
Previously Paid Amount	0.00
Total Fee Amount	3,091.78
Total Offset Amount	0.00
Net Fee	$ 3,091.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A